STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2017
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

23.   STOCK-BASED COMPENSATION PLANS

(a)    Ultimate parent corporation stock option plan

On November 15, 2017, a stock split on Quebecor’s outstanding Class A and Class B Shares was performed on a two-for-one basis. Accordingly, all references to Quebecor share-based compensation information in these consolidated financial statements have been retrospectively restated to reflect the impact of the stock split.

Under a stock option plan established by the ultimate parent corporation, 26,000,000 Class B Shares of the ultimate parent corporation have been set aside for directors, officers, senior employees, and other key employees of the ultimate parent corporation and its subsidiaries. The exercise price of each option is equal to the weighted average trading price of the ultimate parent corporation’s Class B Shares on the Toronto Stock Exchange over the last five trading days immediately preceding the granting of the option. Each option may be exercised during a period not exceeding 10 years from the date granted. Options usually vest as follows: 1/3 after one year, 2/3 after two years, and 100% three years after the original grant. Holders of options under the stock option plan have the choice, when they exercise their options, of acquiring the Class B Shares at the corresponding option exercise price, or receiving a cash payment equivalent to the difference between the market value of the underlying shares and the exercise price of the option. The Board of Directors of the ultimate parent corporation may, at its discretion, affix different vesting periods at the time of each grant.

The following table gives details on changes to outstanding options for the years ended December 31, 2017 and 2016:

	2017		2016
	Options	Weighted average exercise price	Options	Weighted average exercise price

Balance at beginning and end of year	100,000	$12.75	100,000	$12.75

Vested options at end of year	66,666	$12.75	33,333	$12.75

As of December 31, 2017, exercise prices of all outstanding and vested options are at $12.75 and the number of years to maturity of all outstanding options is 6.22 years.

(b)    Parent corporation stock option plan

Under a stock option plan established by the parent corporation, 6,180,140 options have been set aside for officers, senior employees, directors and other key employees of the Corporation. Each option may be exercised within a maximum period of 10 years following the date of grant at an exercise price not lower than, as the case may be, the fair market value of the Common Shares of the parent corporation at the date of grant, as determined by its Board of Directors (if the Common Shares of the parent corporation are not listed on a stock exchange at the time of the grant), or the five-day weighted average market price ending on the day preceding the date of grant of the Common Shares of the parent corporation on the stock exchange(s) where such shares are listed at the time of grant. As long as the Common Shares of the parent corporation are not listed on a recognized stock exchange, optionees may exercise their vested options during one of the following periods: from March 1 to March 30, from June 1 to June 29, from September 1 to September 29, and from December 1 to December 30. Holders of options under the plan have the choice at the time of exercising their options of receiving an amount in cash (equal to the difference between either the five-day weighted average market price ending on the day preceding the date of exercise of the Common Shares of the parent corporation on the stock exchange(s) where such shares are listed at the time of exercise or the fair market value of the Common Shares, as determined by the parent corporation’s Board of Directors, and the exercise price of their vested options) or, subject to certain stated conditions, exercise their options to purchase Common Shares of the parent corporation at the exercise price. Except under specific circumstances, and unless the Human Resources and Corporate Governance Committee decides otherwise, options vest over a five-year period in accordance with one of the following vesting schedules as determined by the Human Resources and Corporate Governance Committee at the time of grant: (i) equally over five years with the first 20% vesting on the first anniversary of the date of the grant; (ii) equally over four years with the first 25% vesting on the second anniversary of the date of grant; and (iii) equally over three years with the first 33 1/3% vesting on the third anniversary of the date of grant.

The following table gives details on changes to outstanding options granted as of December 31, 2017 and 2016:

	2017		2016
	Options	Weighted average exercise price	Options	Weighted average exercise price

Balance at beginning of year	286,105	$63.98	386,611	$62.34
Exercised	(80,378)	60.89	(94,506)	56.84
Cancelled	(47,500)	65.54	(6,000)	70.56

Balance at end of year	158,227	$65.08	286,105	$63.98

Vested options at end of year	39,900	$63.06	29,550	$59.94

During the year ended December 31, 2017, 80,378 of the Corporation’s stock options were exercised for a cash consideration of $2.0 million (94,506 stock options for $1.6 million in 2016).

As of December 31, 2017, exercise prices of all outstanding and vested options are from $57.35 to $70.56 and the number of years to maturity of all outstanding options is 6.47 years.

(c)    Deferred share unit (“DSU”) and performance share unit (“PSU”) plans

On July 13, 2016, the ultimate parent corporation established a DSU plan and a PSU plan for its employees and those of its subsidiaries. Both plans are based on Quebecor Class B Subordinate Shares (“Quebecor Class B Shares”). The DSUs vest over six years and will be redeemed for cash only upon the participant’s retirement or termination of employment, as the case may be. The PSUs vest over three years and will be redeemed for cash at the end of this period subject to the achievement of financial targets. DSUs and PSUs entitle the holders to receive additional units when dividends are paid on Quebecor Class B Shares. No treasury shares will be issued for the purposes of these plans. As of December 31, 2017, 96,963 DSUs and 118,529 PSUs were outstanding under these plans.

(d)    Assumptions in estimating the fair value of stock-based awards

The fair value of stock-based awards under the stock option plans of the ultimate parent corporation and parent corporation was estimated using the Black-Scholes option pricing model. The following weighted-average assumptions were used to estimate the fair value of all outstanding stock options under the stock option plans as of December 31, 2017 and 2016:

December 31, 2017	Ultimate parent corporation	Parent corporation

Risk-free interest rate	1.89%	1.83%
Distribution yield	0.46%	1.12%
Expected volatility	18.76%	16.94%
Expected remaining life	2.7 years	2.4 years

December 31, 2016	Ultimate parent corporation	Parent corporation

Risk-free interest rate	1.21%	1.13%
Distribution yield	0.48%	1.33%
Expected volatility	19.26%	19.01%
Expected remaining life	3.7 years	3.2 years

Except for the parent corporation, the expected volatility is based on the historical volatility of the underlying share price for a period equivalent to the expected remaining life of the options. Since the Common Shares of the parent corporation are not publicly traded on a stock exchange, expected volatility is derived from the implied volatility of the ultimate parent corporation’s stock. The expected remaining life of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate over the expected remaining life of the option is based on the Government of Canada yield curve in effect at the time of the valuation. Distribution yield is based on the current average yield.

(e)    Liability of vested options

As of December 31, 2017, the liability for all vested options was $1.9 million as calculated using the intrinsic value ($0.6 million as of December 31, 2016).

(f)    Consolidated compensation charge

For the year ended December 31, 2017, a consolidated charge related to all stock-based compensation plans was recorded in the amount of $3.7 million (charge of $3.0 million in 2016 and $1.3 million 2015).